UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:   028-04169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:


/s/ James Scott Harkness   Pewaukee, Wisconsin   October 25, 2000
-------------------------  --------------------  ----------------
       (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  83

Form 13F Information Table Value Total:     $273,717,068.19

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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
                              Type of                 Market    Shares/                     Invstmt   Other     Voting Authority
       Name of Issuer          Class   Cusip          Value     Prn Amt   Sh/Prn  Put/Call  Dscrtn    Mgrs    Sole   Shared   None

ABBOTT LABS                     Com  002824100     $198,573.44    4,175                       Sole             4,175
ADC TELECOMMUNICATIONS INC.     Com  000886101   $8,174,750.00  304,000                       Sole           304,000
ALBERTSONS INC.                 Com  013104104      $21,000.00    1,000                       Sole             1,000
AMERICAN HOME PRODS CP          Com  026609107     $113,125.00    2,000                       Sole             2,000
AMERICAN INTL GROUP             Com  026874107   $1,250,157.19   13,065                       Sole            13,065
ASSOCIATED BANC CORP.           Com  045487105      $50,531.25    1,925                       Sole             1,925
AT&T CORP.                      Com  001957109      $27,524.37      937                       Sole               937
BANK ONE CORP.                  Com  06423a103     $254,770.50    6,596                       Sole             6,596
BED BATH & BEYOND INC.          Com  075896100  $22,406,447.66  918,650                       Sole           918,650
BISYS GROUP INC                 Com  055472104  $11,818,761.87  152,870                       Sole           152,870
BP AMOCO P L C SPONSORED ADR    Com  055622104     $324,996.00    6,132                       Sole             6,132
BRISTOL MYERS SQUIBB            Com  110122108     $297,050.00    5,200                       Sole             5,200
CABLE DESIGN TECH CORP.         Com  126924109     $182,343.75    7,500                       Sole             7,500
CDW COMPUTER CENTERS INC.       Com  125129106   $7,679,355.00  111,295                       Sole           111,295
CHEVRON CORPORATION             Com  166751107      $68,200.00      800                       Sole               800
CITIGROUP INC.                  Com  172967101     $129,750.00    2,400                       Sole             2,400
COCA COLA CO.                   Com  191216100     $385,875.00    7,000                       Sole             7,000
CONCORD EFS INC.                Com  206197105  $17,207,497.89  484,505                       Sole           484,505
COSTCO WHOLESALE CORP.          Com  22160K105  $16,018,843.75  458,500                       Sole           458,500
CVS CORP.                       Com  126650100      $36,309.00      784                       Sole               784
DELL COMPUTER CORP.             Com  247025109     $912,050.00   29,600                       Sole            29,600
DEVRY INC.                      Com  251893103  $21,339,018.75  567,150                       Sole           567,150
DOVER CORP.                     Com  260003108     $187,750.00    4,000                       Sole             4,000
DOW CHEM CO.                    Com  260543103      $39,276.56    1,575                       Sole             1,575
DU PONT E I DE NEMOURS          Com  263534109     $111,881.25    2,700                       Sole             2,700
EBAY INC.                       Com  278642103       $6,868.75      100                       Sole               100
EXPRESS SCRIPTS INC. CL A       Com  302182100  $18,477,215.00  255,740                       Sole           255,740
EXXON MOBIL CORP.               Com  30231G102     $278,070.00    3,120                       Sole             3,120
FIFTH THIRD BANCORP             Com  316773100  $15,075,194.75  279,818                       Sole           279,818
FISERV INC.                     Com  337738108  $23,705,410.62  395,915                       Sole           395,915
GANNETT INC.                    Com  364730101     $106,000.00    2,000                       Sole             2,000
GENERAL ELEC CO.                Com  369604103   $1,197,246.37   20,754                       Sole            20,754
GENERAL MOTORS CORP. CL H NEW   Com  370442832      $10,261.68      276                       Sole               276
GENERAL MTRS CORP.              Com  370442105      $17,160.00      264                       Sole               264
GLOBAL CROSSING LTD             Com  G3921A100      $31,000.00    1,000                       Sole             1,000
HARLEY-DAVIDSON                 Com  412822108   $1,179,640.00   24,640                       Sole            24,640
HEINZ H J CO.                   Com  423074103      $18,457.12      498                       Sole               498
HERSHEY FOODS CORP.             Com  427866108      $37,183.87      687                       Sole               687
HEWLETT PACKARD CO.             Com  428236103      $63,050.00      650                       Sole               650


HOME DEPOT INC.                 Com  437076102      $75,826.31    1,429                       Sole             1,429
HONEYWELL INTL INC.             Com  438516106      $47,630.62    1,337                       Sole             1,337
INTEL CORP.                     Com  458140100   $1,124,431.87   27,054                       Sole            27,054
INTERNATIONAL BUS MACH          Com  459200101      $90,000.00      800                       Sole               800
J D S UNIPHASE CORP.            Com  46612j101       $9,468.75      100                       Sole               100
JOHNSON & JOHNSON               Com  478160104     $150,300.00    1,600                       Sole             1,600
JOHNSON CONTROLS                Com  478366107      $11,914.00      224                       Sole               224
KIMBERLY CLARK CORP.            Com  494368103      $72,556.25    1,300                       Sole             1,300
KONINKLIJKE PHILIPS EL
 SPON ADR NEW                   Com  500472303     $676,090.00   15,908                       Sole            15,908
LUCENT TECHNOLOGIES             Com  549463107       $7,671.19      251                       Sole               251
MARSHALL & ILSLEY CORP.         Com  571834100     $857,638.78   17,110                       Sole            17,110
MCGRAW HILL COMPANIES INC.      Com  580645109      $40,680.00      640                       Sole               640
MERCK & CO. INC.                Com  589331107     $342,412.50    4,600                       Sole             4,600
MGIC INVT CORP. WIS             Com  552848103  $21,221,988.75  347,190                       Sole           347,190
MICROSOFT CORP.                 Com  594918104      $60,312.50    1,000                       Sole             1,000
MINNESOTA MNG & MFG CO.         Com  604059105      $36,450.00      400                       Sole               400
NEWELL CO.                      Com  651192106      $13,687.50      600                       Sole               600
NOKIA CORP. SPONSORED ADR       Com  654902204      $15,447.25      388                       Sole               388
NORTHERN TR CORP.               Com  665859104      $53,325.00      600                       Sole               600
OSMONICS INC.                   Com  688350107       $2,400.00      300                       Sole               300
PEPSICO INC.                    Com  713448108     $138,000.00    3,000                       Sole             3,000
PFIZER INC.                     Com  717081103     $673,568.19   14,989                       Sole            14,989
PROCTER & GAMBLE CO.            Com  742718109      $90,450.00    1,350                       Sole             1,350
ROBERT HALF INTL INC.           Com  770323103  $12,977,981.25  374,140                       Sole           374,140
ROYAL DUTCH PETROLEUM NY
 REGISTRY PAR 1.25              Com  780257804     $305,681.25    5,100                       Sole             5,100
SBC COMMUNICATIONS INC.         Com  78387G103     $140,000.00    2,800                       Sole             2,800
SCHLUMBERGER LTD                Com  806857108      $49,387.50      600                       Sole               600
SCHWAB CHARLES CP NEW           Com  808513105   $5,164,291.50  145,473                       Sole           145,473
SYSCO CORP.                     Com  871829107      $83,362.50    1,800                       Sole             1,800
T. ROWE PRICE ASSOCIATES INC.   Com  741477103  $10,766,289.06  229,375                       Sole           229,375
TD WATERHOUSE GRP INC.          Com  872362108  $10,640,462.50  571,300                       Sole           571,300
TELLABS INC.                    Com  879664100  $16,958,412.50  355,150                       Sole           355,150
TOLL BROTHERS INC.              Com  889478103  $16,109,843.75  468,650                       Sole           468,650
TRIBUNE CO NEW                  Com  896047107      $43,625.00    1,000                       Sole             1,000
TYCO INTL LTD NEW               Com  902124106   $1,313,993.75   25,330                       Sole            25,330
UNITED PARCEL SERVICE INC.      Com  911312106     $685,520.00   12,160                       Sole            12,160
US BANCORP DEL                  Com  902973106      $68,250.00    3,000                       Sole             3,000
VARIAN SEMICONDUCTOR
 EQUIPMENT ASSOC. INC.          Com  922207105      $89,850.00    2,400                       Sole             2,400
VERIZON COMMUNICATIONS          Com  92343V104     $298,132.81    6,155                       Sole             6,155
VIACOM INC CL B                 Com  925524308      $29,776.50      509                       Sole               509


WAL MART STORES INC.            Com  931142103     $328,212.50    6,820                       Sole             6,820
WALGREEN CO.                    Com  931422109     $273,150.00    7,200                       Sole             7,200
WISCONSIN CENT TRANSN           Com  976592105   $2,112,500.00  200,000                     Directed                         200,000
XCEL ENERGY INC.                Com  98369B100      $27,500.00    1,000                       Sole             1,000

Total                                          $273,717,068.19
